ASSET RETIREMENT OBLIGATIONS (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligations [Line Items]
Undiscounted cash required to settle the asset retirement obligations, excluding growth for inflation	$ 770.0	$ 232.9
Legally restricted assets	$ 0.0
Minimum [Member]
Asset Retirement Obligations [Line Items]
Discount rate for asset retirement obligations	1.50%
Year of expected discount rate application	2019
Maximum [Member]
Asset Retirement Obligations [Line Items]
Discount rate for asset retirement obligations	8.50%
Year of expected discount rate application	2064